COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments required under noncancellable operating and capital leases

Future annual minimum rental payments required under noncancellable operating leases, some of which contain renewal options, as of December 31, 2018, are:

Operating
Year	Leases
(In millions)
2019	$42.0
2020	39.9
2021	37.7
2022	36.8
2023	35.6
Thereafter	256.4
Total	$448.4

Schedule of actual capital ratios and minimum ratios

The actual capital ratios and minimum ratios as of December 31, 2018 are as follows:

			Minimum Ratio to be
		Minimum Ratio for	Well Capitalized under
	Actual	Capital Adequacy	Prompt Corrective
	Ratio	Purposes	Action Provisions
Comenity Bank
Tier 1 capital to average assets	13.1%	4.0%	5.0%
Common Equity Tier 1 capital to risk-weighted assets	14.6	4.5	6.5
Tier 1 capital to risk-weighted assets	14.6	6.0	8.0
Total capital to risk-weighted assets	15.9	8.0	10.0

Comenity Capital Bank
Tier 1 capital to average assets	12.1%	4.0%	5.0%
Common Equity Tier 1 capital to risk-weighted assets	14.4	4.5	6.5
Tier 1 capital to risk-weighted assets	14.4	6.0	8.0
Total capital to risk-weighted assets	15.7	8.0	10.0

The actual capital ratios and minimum ratios as of December 31, 2017 are as follows:

			Minimum Ratio to be
		Minimum Ratio for	Well Capitalized under
	Actual	Capital Adequacy	Prompt Corrective
	Ratio	Purposes	Action Provisions
Comenity Bank
Tier 1 capital to average assets	12.3%	4.0%	5.0%
Common Equity Tier 1 capital to risk-weighted assets	13.5	4.5	6.5
Tier 1 capital to risk-weighted assets	13.5	6.0	8.0
Total capital to risk-weighted assets	14.8	8.0	10.0

Comenity Capital Bank
Tier 1 capital to average assets	12.4%	4.0%	5.0%
Common Equity Tier 1 capital to risk-weighted assets	14.0	4.5	6.5
Tier 1 capital to risk-weighted assets	14.0	6.0	8.0
Total capital to risk-weighted assets	15.3	8.0	10.0